OTHER REAL ESTATE (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Real Estate [Roll Forward]
Balance at beginning of year, net of valuation allowance	[1]	$ 4,956	$ 7,070	$ 6,370
Loans transferred to other real estate	[1]	1,735	2,355	6,694
Sales of other real estate	[1]	(4,737)	(3,596)	(5,502)
Additions to valuation allowance charged to expense	[1]	(326)	(873)	(492)
Balance at end of year, net of valuation allowance	[1]	1,628	4,956	7,070
Other repossessed assets		20	50
Real Estate Owned Valuation Allowance [Roll Forward]
Balance at beginning of year		793	1,692	2,511
Additions charged to expense		326	873	492
Direct write-downs upon sale		(996)	(1,772)	(1,311)
Balance at end of year		123	793	$ 1,692
Foreclosed residential real estate		1,600	1,900
Mortgage loans in process of foreclosure		800	1,000
Other real estate and repossessed assets		$ 1,643	$ 5,004

[1]	Table excludes other repossessed assets totaling $0.02 and $0.05 million at December 31, 2017 and 2016, respectively.